Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 18, 2020
Interest expense	$ 15,142	$ 53,517	$ 274,857	$ 246,914
Amortization of debt discount	838,227	437,639	2,110,645	1,460,309
Derivative liability	100,000		947,175
Convertible outstanding amount	96,551		1,243,768	3,212,786
Debt interest rate					5.00%
Proceeds from convertible debt	100,000	497,250	1,502,250	$ 676,000
Financing fee	10,000
Common stock issued for conversion, value	1,523,258	1,324,510	14,359,446
Convertible Note [Member]
Amortization of debt discount	305,441	$ 410,019
Debt converted into common stock	$ 1,340,150		$ 3,811,434
Debt converted into common stock, shares	203,494,048		812,893,572
Derivative liability	$ 183,108		$ 10,548,012
Common stock issued for conversion, shares	5,725,000
Common stock issued for conversion, value	$ 88,738
Promissory Notes - Issued in Fiscal Year 2020 [Member]
Convertible outstanding amount			$ 2,466,500
Debt instrument maturity date, description			Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.
Debt conversion, description			Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company's shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $0.001 to $0.007. Certain note has a fixed conversion price of $0.5 for a first 5 months
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Minimum [Member]
Debt instrument term			5 months
Debt interest rate			0.00%
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Maximum [Member]
Debt instrument term			60 months
Debt interest rate			25.00%
Promissory Notes - Issued During First Three Months of Fiscal Year 2021 [Member]
Convertible outstanding amount	$ 114,500
Debt instrument term	90 days
Debt interest rate	5.00%
Debt instrument maturity date, description	Convertible at the option of the holders after maturity date
Debt conversion, description	Conversion price is the lesser of (i) $0.01 or (ii) 61% multiplied by the average of two lowest trading prices during the 20 trading day period prior to the conversion date.
Proceeds from convertible debt	$ 100,000
Financing fee	$ 14,500